FINANCIAL ASSETS AND FINANCIAL LIABILITIES - Summary of Other Financial Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial assets at fair value through other comprehensive income
Equity instrument (Note 11(d))	$ 1,553	$ 2,929
Financial assets at fair value through profit or loss
Foreign exchange forward contracts (Note 11(c))	39	249
Equity instrument
Financial assets at fair value through other comprehensive income
Equity instrument (Note 11(d))	1,553	2,929
Foreign currency forward contracts
Financial assets at fair value through profit or loss
Foreign exchange forward contracts (Note 11(c))	$ 39	$ 249